U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 24F-2
Annual Notice of Securities Sold Pursuant to Rule 24f-2

1.) Name and address of issuer:

Transamerica Occidental Life Insurance Company
1150 South Olive Street
Los Angeles, CA 90015

2.) Name of each series or class of funds for which this notice is filed:

Separate Account C

3.)      Investment Company Act File Number:                           811-2025
         Securities Act File Number:                                   2-36250

4.)      Last day of fiscal year for which this notice
         is filed:                                                     12/31/00

4b.)     Check box if this notice is being filed late
         (more than 90 calendar days after the end
         of the issuer's fiscal year)                                  [      ]

4c.)     Check box if this is the last time the issuer
         will be filing this Form                                      [      ]

5.) Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during
                  the fiscal year pursuant to Section 24(f):           $1263

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:                  $2,665,607

          (iii)   Aggregate  price of securities redeemed or repurchased during any prior  fiscal  year ending no earlier  than  October 11, 1995 that were not previously  used to reduce  registration  fees  payable to the Commission:
                  $________

(iv)     Total available redemption credits (add
                  Items 5(ii) and 5(iii):                               $2,665,607

         (v) Net sales - If Item 5(i) is greater than Item
                  5(iv), subtract Item 5(iv) from Item 5(i):            $0

         (vi)   Redemption  credits  available  for use in future  years -- If
                  Item 5(i) is less than Item 5(iv), subtract Item 5(iv) from
                  Item 5(i):                                            $2,665,607

         (vii)    Multiplier for determining registration fee:         .00025

         (viii)   Registration fee due (multiply Item 5(v) by
                  Item 5(vii) - (enter "0" if no fee is due):          $0

6.)      Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 243-2 as in effect before (effective date of rescission of rule 24e-2), then report the amount of securities (number of shares or other units)deducted here:
________________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ___________________.

7.)      Interest due -- If this Form is being filed more than 90 days after the
         end of the issuer's fiscal year:                  $___________

8.)      Total of the amount of the  registration  fee due plus any interest due
         (line 5(viii) plus line 7):                                    $0

9.)      Date the registration fee and any interest payment was sent to the
         Commission's lockbox depository:____________

         Method of Delivery:

         [      ] Wire Transfer
         [      ] Mail or other means
SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

By: ___________________________________________________
Susan Vivino
Second Vice President and
Assistant Secretary

SEPARATE ACCOUNT C OF TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

By: ___________________________________________________
Susan Vivino
Second Vice President and
Assistant Secretary

DATE: March 7, 2001

March 7, 2001

Securities and Exchange Commission
450 Fifth Street, N. W.
Judiciary Plaza
Washington, D.C. 20549

Commissioners:

I refer to the Form 24f-2 dated March 7, 2001 with respect to the Registration Statements on Form N-4 relating to variable annuity policies funded by Separate Account C of Transamerica Occidental Life Insurance Company (the “Account”). The initial Registration Statement registered an indefinite number of securities of the Account pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Form 24f-2 makes definite the amount of securities of the Account which were so registered under the Registration Statements.

I have examined and relied upon copies of the Registration Statements and all amendments thereto, as well as the Form 24f-2, and I have examined and relied upon originals, or copies certified to my satisfaction, of such corporate records, documents, certificates and other instruments as in my judgment are necessary or appropriate to enable me to render the opinion set forth below.

Based on the foregoing, I am of the opinion that the individual variable annuity policies funded by the Account and the units of interest thereunder, the registration of which the Form 24f-2 makes definite in amount, were duly authorized and legally issued, and are fully-paid and non-assessable.

I hereby consent to the use of this opinion in connection with the filing of the attached Form 24f-2.

Very truly yours,

David M. Goldstein
Senior Vice President and
Deputy General Counsel